Distribution Date:	08/17/26	Benchmark 2022-B37 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-B37

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 2)	15-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20	Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Liquidated Loan Detail	24	Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: BMARK 2022-B37 Transaction Manager		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08161QAA8	5.936705%	13,214,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08161QAB6	5.936705%	120,920,000.00	115,107,538.62	233,329.23	569,466.28	0.00	0.00	802,795.51	114,874,209.39	30.71%	30.00%
A-4	08161QAC4	5.574700%	190,000,000.00	190,000,000.00	0.00	882,660.83	0.00	0.00	882,660.83	190,000,000.00	30.71%	30.00%
A-5	08161QAD2	5.936705%	243,284,000.00	243,284,000.00	0.00	1,203,587.84	0.00	0.00	1,203,587.84	243,284,000.00	30.71%	30.00%
A-SB	08161QAE0	5.936705%	15,349,000.00	15,349,000.00	0.00	75,935.41	0.00	0.00	75,935.41	15,349,000.00	30.71%	30.00%
A-S	08161QAH3	5.936705%	79,090,000.00	79,090,000.00	0.00	391,278.35	0.00	0.00	391,278.35	79,090,000.00	20.99%	20.50%
B	08161QAJ9	5.936705%	41,626,000.00	41,626,000.00	0.00	205,934.41	0.00	0.00	205,934.41	41,626,000.00	15.87%	15.50%
C	08161QAK6	5.936705%	35,383,000.00	35,383,000.00	0.00	175,048.70	0.00	0.00	175,048.70	35,383,000.00	11.52%	11.25%
D	08161QAN0	2.750000%	17,899,000.00	17,899,000.00	0.00	41,018.54	0.00	0.00	41,018.54	17,899,000.00	9.32%	9.10%
E-RR	08161QAQ3	5.936705%	19,564,000.00	19,564,000.00	0.00	96,788.08	0.00	0.00	96,788.08	19,564,000.00	6.91%	6.75%
F-RR	08161QAS9	5.936705%	11,448,000.00	11,448,000.00	0.00	56,636.17	0.00	0.00	56,636.17	11,448,000.00	5.50%	5.38%
G-RR	08161QAU4	5.936705%	8,325,000.00	8,325,000.00	0.00	41,185.89	0.00	0.00	41,185.89	8,325,000.00	4.48%	4.38%
H-RR	08161QAW0	5.936705%	7,284,000.00	7,284,000.00	0.00	36,035.80	0.00	0.00	36,035.80	7,284,000.00	3.58%	3.50%
J-RR*	08161QAY6	5.936705%	29,139,276.00	29,139,276.00	0.00	139,159.41	0.00	0.00	139,159.41	29,139,276.00	0.00%	0.00%
R	08161QBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			832,525,276.00	813,498,814.62	233,329.23	3,914,735.71	0.00	0.00	4,148,064.94	813,265,485.39

X-A	08161QAF7	0.106997%	661,857,000.00	642,830,538.62	0.00	57,317.50	0.00	0.00	57,317.50	642,597,209.39
X-D	08161QAL4	3.186705%	17,899,000.00	17,899,000.00	0.00	47,532.36	0.00	0.00	47,532.36	17,899,000.00
Notional SubTotal			679,756,000.00	660,729,538.62	0.00	104,849.86	0.00	0.00	104,849.86	660,496,209.39

Deal Distribution Total					233,329.23	4,019,585.57	0.00	0.00	4,252,914.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08161QAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08161QAB6	951.93134816	1.92961652	4.70944658	0.00000000	0.00000000	0.00000000	0.00000000	6.63906310	950.00173164
A-4	08161QAC4	1,000.00000000	0.00000000	4.64558332	0.00000000	0.00000000	0.00000000	0.00000000	4.64558332	1,000.00000000
A-5	08161QAD2	1,000.00000000	0.00000000	4.94725440	0.00000000	0.00000000	0.00000000	0.00000000	4.94725440	1,000.00000000
A-SB	08161QAE0	1,000.00000000	0.00000000	4.94725454	0.00000000	0.00000000	0.00000000	0.00000000	4.94725454	1,000.00000000
A-S	08161QAH3	1,000.00000000	0.00000000	4.94725439	0.00000000	0.00000000	0.00000000	0.00000000	4.94725439	1,000.00000000
B	08161QAJ9	1,000.00000000	0.00000000	4.94725436	0.00000000	0.00000000	0.00000000	0.00000000	4.94725436	1,000.00000000
C	08161QAK6	1,000.00000000	0.00000000	4.94725433	0.00000000	0.00000000	0.00000000	0.00000000	4.94725433	1,000.00000000
D	08161QAN0	1,000.00000000	0.00000000	2.29166657	0.00000000	0.00000000	0.00000000	0.00000000	2.29166657	1,000.00000000
E-RR	08161QAQ3	1,000.00000000	0.00000000	4.94725414	0.00000000	0.00000000	0.00000000	0.00000000	4.94725414	1,000.00000000
F-RR	08161QAS9	1,000.00000000	0.00000000	4.94725454	0.00000000	0.00000000	0.00000000	0.00000000	4.94725454	1,000.00000000
G-RR	08161QAU4	1,000.00000000	0.00000000	4.94725405	0.00000000	0.00000000	0.00000000	0.00000000	4.94725405	1,000.00000000
H-RR	08161QAW0	1,000.00000000	0.00000000	4.94725426	0.00000000	0.00000000	0.00000000	0.00000000	4.94725426	1,000.00000000
J-RR	08161QAY6	1,000.00000000	0.00000000	4.77566464	0.17158971	1.32765207	0.00000000	0.00000000	4.77566464	1,000.00000000
R	08161QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08161QAF7	971.25291206	0.00000000	0.08660103	0.00000000	0.00000000	0.00000000	0.00000000	0.08660103	970.90037484
X-D	08161QAL4	1,000.00000000	0.00000000	2.65558746	0.00000000	0.00000000	0.00000000	0.00000000	2.65558746	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	569,466.28	0.00	569,466.28	0.00	0.00	0.00	569,466.28	0.00
A-4	07/01/26 - 07/30/26	30	0.00	882,660.83	0.00	882,660.83	0.00	0.00	0.00	882,660.83	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,203,587.84	0.00	1,203,587.84	0.00	0.00	0.00	1,203,587.84	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	75,935.41	0.00	75,935.41	0.00	0.00	0.00	75,935.41	0.00
X-A	07/01/26 - 07/30/26	30	0.00	57,317.50	0.00	57,317.50	0.00	0.00	0.00	57,317.50	0.00
X-D	07/01/26 - 07/30/26	30	0.00	47,532.36	0.00	47,532.36	0.00	0.00	0.00	47,532.36	0.00
A-S	07/01/26 - 07/30/26	30	0.00	391,278.35	0.00	391,278.35	0.00	0.00	0.00	391,278.35	0.00
B	07/01/26 - 07/30/26	30	0.00	205,934.41	0.00	205,934.41	0.00	0.00	0.00	205,934.41	0.00
C	07/01/26 - 07/30/26	30	0.00	175,048.70	0.00	175,048.70	0.00	0.00	0.00	175,048.70	0.00
D	07/01/26 - 07/30/26	30	0.00	41,018.54	0.00	41,018.54	0.00	0.00	0.00	41,018.54	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	96,788.08	0.00	96,788.08	0.00	0.00	0.00	96,788.08	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	56,636.17	0.00	56,636.17	0.00	0.00	0.00	56,636.17	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	41,185.89	0.00	41,185.89	0.00	0.00	0.00	41,185.89	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	36,035.80	0.00	36,035.80	0.00	0.00	0.00	36,035.80	0.00
J-RR	07/01/26 - 07/30/26	30	33,520.98	144,159.41	0.00	144,159.41	5,000.00	0.00	0.00	139,159.41	38,686.82
Totals			33,520.98	4,024,585.57	0.00	4,024,585.57	5,000.00	0.00	0.00	4,019,585.57	38,686.82

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,252,914.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,038,444.03	Master Servicing Fee	5,305.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,689.90
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	350.26
ARD Interest	0.00	Operating Advisor Fee	1,337.98
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	175.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,038,444.03	Total Fees	13,858.47

Principal		Expenses/Reimbursements
Scheduled Principal	233,329.23	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	233,329.23	Total Expenses/Reimbursements	5,000.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,019,585.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	233,329.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,252,914.80
Total Funds Collected	4,271,773.26	Total Funds Distributed	4,271,773.27

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	813,498,814.90	813,498,814.90	Beginning Certificate Balance	813,498,814.62
(-) Scheduled Principal Collections	233,329.23	233,329.23	(-) Principal Distributions	233,329.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	813,265,485.67	813,265,485.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	813,513,240.77	813,513,240.77	Ending Certificate Balance	813,265,485.39
Ending Actual Collateral Balance	813,280,000.61	813,280,000.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.28)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.28)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.94%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	15	111,057,788.59	13.66%	73	5.9754	1.739249	1.60 or less	18	272,175,060.96	33.47%	59	5.7100	1.169447
$10,000,000 to $19,999,999		15	209,871,522.08	25.81%	55	5.4808	1.294470	1.61 to 1.80	3	25,678,209.20	3.16%	74	6.4978	1.638518
$20,000,000 to $39,999,999		12	297,228,856.47	36.55%	73	5.6903	2.364774	1.81 to 2.00	11	192,145,215.65	23.63%	73	5.9689	1.866598
$40,000,000 to $59,999,999		3	135,107,318.53	16.61%	52	5.9464	2.593737	2.01 to 2.50	8	171,750,488.55	21.12%	73	5.6253	2.225462
	$60,000,000 or greater	1	60,000,000.00	7.38%	74	6.3300	1.850000	2.51 to 3.00	1	5,450,389.44	0.67%	73	5.6800	2.540000
	Totals	46	813,265,485.67	100.00%	65	5.7649	2.003210	3.01 or greater	5	146,066,121.87	17.96%	53	5.6373	3.519275
								Totals	46	813,265,485.67	100.00%	65	5.7649	2.003210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	10	25,090,185.42	3.09%	73	5.9936	1.917531
							Industrial	15	96,714,094.59	11.89%	74	6.2323	1.727039
Arkansas	3	9,547,000.00	1.17%	73	5.1200	2.250000
							Lodging	14	110,134,551.10	13.54%	47	6.4683	2.660125
Connecticut	1	20,228,000.00	2.49%	74	6.2700	1.950000
							Mixed Use	2	12,063,421.65	1.48%	74	5.1968	1.918336
Florida	7	125,700,338.24	15.46%	50	6.2283	2.383541
							Multi-Family	2	68,800,000.00	8.46%	18	4.7764	0.707980
Illinois	10	43,091,404.25	5.30%	74	6.0081	1.722176
							Office	10	215,120,558.66	26.45%	72	5.8730	1.589732
Indiana	4	15,732,739.24	1.93%	73	5.6038	1.858011
							Other	1	60,000,000.00	7.38%	73	4.5500	3.310000
Kansas	1	704,000.00	0.09%	73	5.2900	2.230000
							Retail	38	201,482,859.67	24.77%	73	5.9153	2.247418
Michigan	7	57,352,909.97	7.05%	71	5.8248	1.710857
							Self Storage	7	48,950,000.00	6.02%	73	5.1832	2.122370
Mississippi	2	33,453,000.00	4.11%	73	5.1200	2.250000
							Totals	89	813,265,485.67	100.00%	65	5.7649	2.003210
Missouri	5	29,051,000.00	3.57%	72	5.7401	2.022599

New Jersey	1	15,000,000.00	1.84%	69	5.1100	1.970000

New York	8	216,758,330.76	26.65%	55	5.0798	1.776654

North Carolina	5	30,281,871.32	3.72%	75	6.4334	2.247082

Ohio	4	41,415,594.78	5.09%	74	6.2274	1.936286

Oklahoma	2	3,845,000.00	0.47%	73	5.2900	2.230000

Pennsylvania	4	23,933,000.00	2.94%	74	6.2602	1.530547

South Carolina	4	24,050,038.51	2.96%	73	6.0675	1.975208

Texas	4	48,189,012.54	5.93%	72	6.0348	2.928763

Utah	2	17,416,582.01	2.14%	74	6.6788	1.476792

Virginia	3	25,275,423.42	3.11%	74	6.2980	1.861682

West Virginia	1	1,556,000.00	0.19%	73	5.2900	2.230000

Wisconsin	1	5,594,055.21	0.69%	74	6.3300	1.850000

Totals	89	813,265,485.67	100.00%	65	5.7649	2.003210

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.000% or less	8	135,900,000.00	16.71%	45	4.5822	1.944040	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	7	120,603,408.56	14.83%	72	5.2239	2.084010	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 6.000%	13	202,597,957.37	24.91%	73	5.8100	1.952591	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.500%	12	237,093,594.78	29.15%	73	6.1738	1.718626	37 months to 48 months	41	748,500,871.11	92.04%	64	5.7751	2.020492
	6.501% or greater	6	117,070,524.96	14.40%	49	6.7889	2.652603	49 months or greater	5	64,764,614.56	7.96%	70	5.6471	1.803472
	Totals	46	813,265,485.67	100.00%	65	5.7649	2.003210	Totals	46	813,265,485.67	100.00%	65	5.7649	2.003210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	111,607,318.53	13.72%	13	5.6260	2.075203	Interest Only	31	582,803,000.00	71.66%	66	5.6014	1.821175
61 months to 119 months		41	701,658,167.14	86.28%	73	5.7870	1.991759	328 months or less	15	230,462,485.67	28.34%	61	6.1784	2.463548
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	329 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	813,265,485.67	100.00%	65	5.7649	2.003210	Totals	46	813,265,485.67	100.00%	65	5.7649	2.003210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	44	766,387,541.57	94.24%	64	5.7940	1.991859			No outstanding loans in this group
	13 months to 24 months	2	46,877,944.10	5.76%	73	5.2896	2.188784
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	813,265,485.67	100.00%	65	5.7649	2.003210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A5	30321395	MF	New York	NY	Actual/360	4.650%	70,072.92	0.00	0.00	N/A	08/06/27	--	17,500,000.00	17,500,000.00	08/06/26
1A6	30321396				Actual/360	4.650%	60,062.50	0.00	0.00	N/A	08/06/27	--	15,000,000.00	15,000,000.00	08/06/26
1A7	30321397				Actual/360	4.650%	60,062.50	0.00	0.00	N/A	08/06/27	--	15,000,000.00	15,000,000.00	08/06/26
1A8	30321398				Actual/360	4.650%	60,062.50	0.00	0.00	N/A	08/06/27	--	15,000,000.00	15,000,000.00	08/06/26
2A1	30509223	98	New York	NY	Actual/360	4.550%	78,361.11	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	08/06/26
2A2	30509269				Actual/360	4.550%	78,361.11	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	08/06/26
2A3	30509270				Actual/360	4.550%	78,361.11	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	08/06/26
3A1	30509384	IN	Various	Various	Actual/360	6.330%	327,050.00	0.00	0.00	N/A	10/06/32	--	60,000,000.00	60,000,000.00	08/06/26
4A1	30509283	LO	Jacksonville	FL	Actual/360	6.868%	290,653.90	37,581.02	0.00	N/A	10/06/27	--	49,144,899.55	49,107,318.53	08/06/26
5A1	30509307	OF	New York	NY	Actual/360	6.030%	103,850.00	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	08/06/26
5A3	30509309				Actual/360	6.030%	103,850.00	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	08/06/26
5A5	30509311				Actual/360	6.030%	46,732.50	0.00	0.00	N/A	09/06/32	--	9,000,000.00	9,000,000.00	08/06/26
6A1	30509234	OF	Tampa	FL	Actual/360	5.720%	211,798.89	0.00	0.00	N/A	09/06/32	--	43,000,000.00	43,000,000.00	08/06/26
7	30509302	SS	Various	Various	Actual/360	5.120%	189,582.22	0.00	0.00	N/A	09/06/32	--	43,000,000.00	43,000,000.00	08/06/26
8A2	30509187	RT	Katy	TX	Actual/360	5.767%	183,758.22	44,256.55	0.00	N/A	08/01/32	--	37,003,059.89	36,958,803.34	08/01/26
9A2	30321401	RT	Sunbury	OH	Actual/360	6.252%	171,994.39	0.00	0.00	N/A	10/01/32	--	31,950,000.00	31,950,000.00	08/01/26
10	30509314	RT	Various	Various	Actual/360	5.290%	141,828.57	0.00	0.00	N/A	09/01/32	--	31,135,000.00	31,135,000.00	08/01/26
11A2	30509129	OF	Detroit	MI	Actual/360	6.020%	155,516.67	0.00	0.00	N/A	07/01/32	--	30,000,000.00	30,000,000.00	08/01/26
12A2-2	30321407	RT	Concord	NC	Actual/360	6.548%	135,216.19	23,590.82	0.00	N/A	11/01/32	--	23,980,643.95	23,957,053.13	08/01/26
13	30509339	OF	Amherst	NY	Actual/360	5.880%	116,456.67	0.00	0.00	N/A	09/06/32	--	23,000,000.00	23,000,000.00	08/06/26
14	30509353	OF	Norwalk	CT	Actual/360	6.270%	109,214.34	0.00	0.00	N/A	10/06/32	--	20,228,000.00	20,228,000.00	08/06/26
15	30321410	LO	Melbourne	FL	Actual/360	6.000%	92,113.45	20,002.50	0.00	N/A	10/06/32	--	17,828,410.21	17,808,407.71	08/06/26
16	30509431	RT	Hanover	PA	Actual/360	6.580%	101,990.00	0.00	0.00	N/A	10/06/32	--	18,000,000.00	18,000,000.00	08/06/26
17A2	30321411	LO	Various	Various	Actual/360	6.061%	82,202.31	0.00	0.00	N/A	09/01/32	--	15,750,000.00	15,750,000.00	08/01/26
18A2-2	30321412	OF	Holmdel	NJ	Actual/360	5.110%	22,001.39	0.00	0.00	N/A	05/06/32	--	5,000,000.00	5,000,000.00	08/06/26
18A3-2	30321413				Actual/360	5.110%	44,002.78	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	08/06/26
19A2	30509144	OF	Troy	MI	Actual/360	5.320%	60,388.86	17,527.76	0.00	N/A	06/06/32	--	13,182,142.32	13,164,614.56	08/06/26
20	30530221	Various New York		NY	Actual/360	4.410%	50,886.50	0.00	0.00	N/A	09/06/32	--	13,400,000.00	13,400,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30530218	RT	Chesterfield	MO	Actual/360	5.608%	62,295.53	0.00	0.00	N/A	08/06/32	--	12,900,000.00	12,900,000.00	08/06/26
22	30509391	LO	Salt Lake City	UT	Actual/360	6.816%	73,366.67	0.00	0.00	N/A	10/06/32	--	12,500,000.00	12,500,000.00	08/06/26
23	30509319	IN	Bloomington	IL	Actual/360	5.985%	57,557.84	19,648.34	0.00	N/A	10/06/32	--	11,168,148.15	11,148,499.81	08/06/26
24	30509335	IN	Various	Various	Actual/360	5.940%	58,566.75	0.00	0.00	N/A	10/06/32	--	11,450,000.00	11,450,000.00	08/06/26
25	30530222	OF	South Miami	FL	Actual/360	5.900%	57,156.25	0.00	0.00	N/A	09/06/32	--	11,250,000.00	11,250,000.00	08/06/26
26	30530225	RT	Dallas	TX	Actual/360	7.186%	59,633.43	8,154.03	0.00	N/A	10/06/32	--	9,636,363.23	9,628,209.20	08/06/26
27	30530224	LO	Florence	AL	Actual/360	5.950%	48,824.15	10,809.82	0.00	N/A	10/06/32	--	9,529,245.24	9,518,435.42	08/06/26
29	30509327	RT	Various	IL	Actual/360	6.120%	51,382.50	0.00	0.00	N/A	10/06/32	--	9,750,000.00	9,750,000.00	08/06/26
30	30509190	RT	Hobart	IN	Actual/360	5.380%	43,807.69	10,567.77	0.00	N/A	08/06/32	--	9,456,031.01	9,445,463.24	08/06/26
31	30509188	RT	Cheektowaga	NY	Actual/360	5.380%	41,104.01	14,102.72	0.00	N/A	08/06/32	--	8,872,433.48	8,858,330.76	08/06/26
32	30530223	IN	Elyria	OH	Actual/360	6.275%	44,494.06	8,751.87	0.00	N/A	09/06/32	--	8,234,346.65	8,225,594.78	08/06/26
33	30509328	MU	Libertyville	IL	Actual/360	5.665%	36,937.06	8,450.41	0.00	N/A	10/06/32	--	7,571,872.06	7,563,421.65	08/06/26
34A1	30530215	OF	Maryland Heights	MO	Actual/360	5.825%	33,105.42	0.00	0.00	N/A	07/06/32	--	6,600,000.00	6,600,000.00	08/06/26
35	30509316	MF	Clemson	SC	Actual/360	6.030%	32,712.75	0.00	0.00	N/A	09/06/32	--	6,300,000.00	6,300,000.00	08/06/26
36	30509267	SS	Various	MI	Actual/360	5.640%	28,897.17	0.00	0.00	N/A	09/06/32	--	5,950,000.00	5,950,000.00	08/06/26
37	30509333	IN	Bourbon	MO	Actual/360	6.214%	31,517.06	0.00	0.00	N/A	10/01/32	--	5,890,000.00	5,890,000.00	08/01/26
38	30509273	LO	Lexington	SC	Actual/360	5.680%	26,690.79	6,609.39	0.00	N/A	09/06/32	--	5,456,998.83	5,450,389.44	08/06/26
39	30509412	OF	Tinley Park	IL	Actual/360	7.170%	23,963.30	3,276.23	0.00	N/A	11/06/32	--	3,881,220.33	3,877,944.10	04/06/26
Totals							4,038,444.03	233,329.23	0.00				813,498,814.90	813,265,485.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A5	10,484,796.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	10,484,796.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A7	10,484,796.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A8	10,484,796.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	15,280,310.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	15,280,310.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	15,280,310.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	12,461,238.73	3,196,998.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	12,691,577.51	6,599,027.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	11,105,570.04	2,078,493.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	11,105,570.04	2,078,493.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	11,105,570.04	2,078,493.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	7,362,043.32	1,649,706.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	31,836,843.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	10,744,139.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,208,356.07	1,016,868.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	23,554,958.63	25,543,816.20	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-2	43,018,132.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,675,993.97	2,572,707.44	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,874,647.70	2,731,514.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,945,212.54	1,909,276.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,786,351.22	437,025.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17A2	12,211,671.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A2-2	23,123,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A3-2	23,123,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	3,241,140.67	1,006,230.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,256,290.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	1,470,887.13	1,582,467.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,253,989.66	1,325,605.23	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,493,048.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,392,590.63	355,048.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	994,255.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,335,132.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,917,941.57	1,962,150.54	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	943,337.39	1,027,968.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,444,315.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,465,675.26	376,601.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	789,030.54	158,398.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,036,850.16	282,455.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34A1	2,776,999.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	661,384.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	421,056.86	416,298.15	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	763,939.36	777,683.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,174,972.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	27,190.37	108,925.19	0.00	0.00
Totals	359,548,336.48	61,163,331.75				0.00	0.00	27,190.37	108,925.19	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	3,877,944.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.764892%	5.745110%	65
07/17/26	0	0.00	0	0.00	1	3,881,220.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.764982%	5.745199%	66
06/17/26	0	0.00	1	3,885,245.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765093%	5.745308%	67
05/15/26	1	3,888,476.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765181%	5.745396%	68
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765290%	5.745504%	69
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765378%	5.745590%	70
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765529%	5.745740%	71
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765614%	5.745824%	72
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765699%	5.745908%	73
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,628,156.37	5.765805%	5.746013%	74
10/20/25	4	62,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.769087%	5.749353%	74
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.769193%	5.749458%	75
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
39	30509412	04/06/26	3	3	27,190.37	108,925.19	0.00	3,892,459.04	06/10/26	98
Totals					27,190.37	108,925.19	0.00	3,892,459.04

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		62,500,000	62,500,000	0		0
13 - 24 Months		49,107,319	49,107,319	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		701,658,167	697,780,223	3,877,944		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	813,265,486	809,387,542	0	0	3,877,944	0
Jul-26	813,498,815	809,617,595	0	0	3,881,220	0
Jun-26	813,767,717	809,882,472	0	3,885,246	0	0
May-26	813,998,427	810,109,950	3,888,477	0	0	0
Apr-26	814,264,807	814,264,807	0	0	0	0
Mar-26	814,492,923	814,492,923	0	0	0	0
Feb-26	814,830,754	814,830,754	0	0	0	0
Jan-26	815,055,910	815,055,910	0	0	0	0
Dec-25	815,279,893	815,279,893	0	0	0	0
Nov-25	815,539,798	815,539,798	0	0	0	0
Oct-25	825,389,415	762,889,415	62,500,000	0	0	0
Sep-25	825,658,582	825,658,582	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
39	30509412	3,877,944.10	3,892,459.04	6,150,000.00	05/10/22	495,197.89	1.51000	12/31/24	11/06/32	314
Totals		3,877,944.10	3,892,459.04	6,150,000.00		495,197.89

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
39	30509412	OF	IL	06/10/26	98
8/11/2026 - Borrower is reviewing the text of the Pre-Negotiation Letter. Nonetheless, Borrower's Property Manager has begun providing the Pre-Negotiation Letter required documentation.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	30509301 11/18/25	9,628,156.37	19,900,000.00	1,726,012.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,628,156.37	19,900,000.00	1,726,012.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
28	30509301	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
39	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,000.00

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Supplemental Notes
None

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